Intangible Assets - Schedule of Intangible Assets (Details) - Asian Equity Exchange Group Co LTD [Member] - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Computer software	$ 5,223
Accumulated amortization	(261)
Balance as at the period end	$ 4,962